Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (19.5%)

	Airlines (0.0%)
128,357	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$136,571
	Communication Services (3.0%)
455,000	Altice France, SA*
	7.375%, 05/01/26	485,749
350,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	350,653
	CenturyLink, Inc.*
320,000	4.000%, 02/15/27µ	322,965
145,000	5.125%, 12/15/26^	149,347
485,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	517,131
210,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	200,516
	CSC Holdings, LLC*
980,000	5.500%, 04/15/27µ	1,043,073
600,000	5.750%, 01/15/30	645,447
400,000	5.500%, 05/15/26µ	420,170
210,000	Cumulus Media New Holdings,
	Inc.*^
	6.750%, 07/01/26	221,681
206,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	205,538
1,602,000	Embarq Corp.µ
	7.995%, 06/01/36	1,782,978
	Entercom Media Corp.*^
335,000	7.250%, 11/01/24	354,676
205,000	6.500%, 05/01/27	219,831
	Frontier Communications Corp.
670,000	7.625%, 04/15/24	308,736
425,000	11.000%, 09/15/25	197,249
350,000	10.500%, 09/15/22	159,642
205,000	8.500%, 04/01/26*	210,472
140,000	8.000%, 04/01/27*	146,432
100,000	7.125%, 01/15/23	47,200
69,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	72,486
345,000	Gray Television, Inc.*
	7.000%, 05/15/27	376,457
	Hughes Satellite Systems Corp.^
245,000	6.625%, 08/01/26	271,652
80,000	5.250%, 08/01/26	87,081
115,000	iHeartCommunications, Inc.^
	8.375%, 05/01/27	125,293
1,250,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	1,265,894
	Intelsat Jackson Holdings, SA
490,000	9.750%, 07/15/25*^	418,404
255,000	8.000%, 02/15/24*^	261,605
135,000	5.500%, 08/01/23	110,678
350,000	LCPR Senior Secured Financing
	DAC*^
	6.750%, 10/15/27	371,105
	Netflix, Inc.
200,000	4.875%, 06/15/30µ*	209,206
130,000	4.875%, 04/15/28^	139,220
PRINCIPAL
AMOUNT		VALUE
155,000	SBA Communications Corp.
	4.000%, 10/01/22	$157,872
482,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	507,736
	Sprint Corp.
780,000	7.125%, 06/15/24^	807,089
670,000	7.875%, 09/15/23^	712,377
350,000	7.625%, 03/01/26^	366,016
136,000	7.250%, 02/01/28*	134,708
210,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	236,630
	Telesat Canada / Telesat, LLC*
224,000	4.875%, 06/01/27^	231,179
130,000	6.500%, 10/15/27	136,234
535,000	United States Cellular Corp.µ
	6.700%, 12/15/33	606,382
	Windstream Services, LLC /
	Windstream Finance Corp.@
112,000	7.750%, 10/01/21	14,042
43,000	10.500%, 06/30/24*	17,775
140,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	143,245
		15,769,852
	Consumer Discretionary (3.2%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
204,000	6.625%, 01/15/28	208,221
163,000	9.875%, 04/01/27	188,104
350,000	Beverages & More, Inc.*
	11.500%, 06/15/22	227,636
	Boyd Gaming Corp.
355,000	6.000%, 08/15/26	377,464
140,000	4.750%, 12/01/27*	142,756
365,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	371,356
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
725,000	5.125%, 05/01/27*	759,659
475,000	5.000%, 02/01/28*	497,850
285,000	5.750%, 09/01/23	289,108
207,000	Cedar Fair, LP*^
	5.250%, 07/15/29	219,035
	Century Communities, Inc.
345,000	6.750%, 06/01/27*^	374,748
315,000	5.875%, 07/15/25	331,438
575,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	614,914
420,000	DISH DBS Corp.^
	7.750%, 07/01/26	441,504
630,000	Eldorado Resorts, Inc.~
	6.000%, 04/01/25	660,769
	ESH Hospitality, Inc.*
360,000	5.250%, 05/01/25	369,448
138,000	4.625%, 10/01/27µ^	138,172
	Ford Motor Credit Company, LLC
350,000	4.063%, 11/01/24µ^	361,585
320,000	3.664%, 09/08/24µ	325,334
315,000	4.134%, 08/04/25^	323,280
350,000	GLP Capital, LP / GLP Financing
	II, Inc.µ
	5.250%, 06/01/25	392,100

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
550,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	$567,770
510,000	Guitar Center, Inc.*
	9.500%, 10/15/21	507,881
69,000	Installed Building Products, Inc.*
	5.750%, 02/01/28	73,913
345,000	International Game Technology,
	PLC*^
	6.250%, 01/15/27	390,497
533,000	L Brands, Inc.µ
	6.875%, 11/01/35	534,993
325,000	Lennar Corp.µ
	5.250%, 06/01/26	360,570
	M/I Homes, Inc.
350,000	5.625%, 08/01/25	368,692
205,000	4.950%, 02/01/28*	211,407
	Mattel, Inc.*^
350,000	5.875%, 12/15/27	368,825
320,000	6.750%, 12/31/25	343,574
325,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	314,062
400,000	Meritage Homes Corp.µ^
	6.000%, 06/01/25	453,588
138,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	123,985
454,000	Newell Brands, Inc.^
	4.200%, 04/01/26	474,480
	Penske Automotive Group, Inc.
335,000	5.500%, 05/15/26^	347,437
155,000	5.375%, 12/01/24	159,269
	Rite Aid Corp.
630,000	6.125%, 04/01/23*	574,333
440,000	7.700%, 02/15/27^	360,369
205,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	199,284
138,000	Service Corp. International^
	5.125%, 06/01/29	147,329
	Sirius XM Radio, Inc.µ*
345,000	5.500%, 07/01/29	372,512
345,000	4.625%, 07/15/24	358,678
345,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	349,518
207,000	Taylor Morrison Communities,
	Inc.µ*
	5.750%, 01/15/28	226,622
345,000	Twin River Worldwide Holdings,
	Inc.*^
	6.750%, 06/01/27	365,690
120,679	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	126,743
275,000	VOC Escrow, Ltd.µ*
	5.000%, 02/15/28	286,576
		16,583,078
	Consumer Staples (0.9%)
350,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	363,723
210,000	Dean Foods Company*@
	6.500%, 03/15/23	40,478
215,000	Energizer Holdings, Inc.*^
	6.375%, 07/15/26	229,173
PRINCIPAL
AMOUNT		VALUE
325,000	Fresh Market, Inc.*
	9.750%, 05/01/23	$159,562
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
755,000	5.875%, 07/15/24	777,137
480,000	6.750%, 02/15/28^	533,347
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
276,000	5.500%, 01/15/30^	299,688
112,000	6.500%, 04/15/29µ	125,486
	New Albertson's, Inc.
177,000	7.750%, 06/15/26	191,614
69,000	8.000%, 05/01/31	75,411
	Pilgrim's Pride Corp.*
400,000	5.875%, 09/30/27	425,842
140,000	5.750%, 03/15/25	144,417
	Post Holdings, Inc.*
325,000	5.750%, 03/01/27	343,473
105,000	5.500%, 12/15/29^	111,646
70,000	5.625%, 01/15/28^	74,409
285,000	Simmons Foods, Inc.*
	7.750%, 01/15/24	305,672
	Vector Group, Ltd.*
390,000	6.125%, 02/01/25µ	388,888
142,000	10.500%, 11/01/26	148,958
		4,738,924
	Energy (1.9%)
210,000	Apergy Corp.
	6.375%, 05/01/26	222,868
210,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	137,867
	Buckeye Partners, LP^
210,000	3.950%, 12/01/26	208,429
135,000	5.850%, 11/15/43	128,419
284,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	107,917
605,000	California Resources Corp.*
	8.000%, 12/15/22	206,544
350,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	130,044
280,000	Cheniere Energy Partners, LPµ
	5.625%, 10/01/26	294,168
170,000	Chesapeake Energy Corp.*^
	11.500%, 01/01/25	138,232
415,000	DCP Midstream Operating, LP*"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	384,952
	Denbury Resources, Inc.
329,000	7.750%, 02/15/24*	264,954
130,000	9.250%, 03/31/22*	114,482
81,000	5.500%, 05/01/22	49,582
140,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	114,399
200,000	eG Global Finance, PLC*
	6.750%, 02/07/25	202,921
	Energy Transfer Operating, LP
635,000	5.500%, 06/01/27^	727,748
625,000	4.781%, 11/01/66µ"
	3 mo. USD LIBOR + 3.02%	512,278
	EnLink Midstream Partners, LP
345,000	4.850%, 07/15/26µ	319,237
340,000	6.000%, 12/15/22"
	3 mo. USD LIBOR + 4.11%	237,951

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*@
245,000	9.375%, 05/01/24	$7,479
171,000	7.750%, 05/15/26	115,922
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
350,000	6.500%, 10/01/25	343,880
350,000	6.250%, 05/15/26	334,602
510,000	Gulfport Energy Corp.
	6.375%, 05/15/25	258,320
70,000	Hess Midstream Partners, LP*^
	5.125%, 06/15/28	72,566
68,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	69,057
135,000	Laredo Petroleum, Inc.^
	10.125%, 01/15/28	120,488
460,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	301,353
350,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*^
	6.000%, 08/01/26	363,067
560,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	74,556
	Moss Creek Resources Holdings,
	Inc.*
145,000	10.500%, 05/15/27^	116,548
130,000	7.500%, 01/15/26	96,810
140,000	Murphy Oil Corp.^
	5.875%, 12/01/27	143,802
125,000	Nine Energy Service, Inc.*
	8.750%, 11/01/23	105,795
170,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	130,036
335,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	347,360
205,000	Parkland Fuel Corp.*
	5.875%, 07/15/27	217,751
270,000	Plains All American Pipeline,
	LPµ"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	252,577
275,000	SESI, LLC
	7.750%, 09/15/24	171,905
150,000	SM Energy Company^
	6.750%, 09/15/26	136,886
200,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.^
	6.500%, 07/15/27	218,757
	Transocean, Inc.*
195,000	7.500%, 01/15/26	182,360
130,000	8.000%, 02/01/27	120,944
350,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	181,002
140,000	Viper Energy Partners, LP*
	5.375%, 11/01/27	146,138
390,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	370,014
130,000	Weatherford International, Ltd.*
	11.000%, 12/01/24	138,216
PRINCIPAL
AMOUNT		VALUE
265,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	$149,655
		9,790,838
	Financials (3.4%)
886,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	871,483
17,000	AG Issuer, LLC*
	6.250%, 03/01/28	1,581
580,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	611,071
445,000	Ally Financial, Inc.
	8.000%, 11/01/31	629,866
555,000	Amwins Group, Inc.*
	7.750%, 07/01/26	607,156
710,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	728,950
635,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	646,833
190,000	Bank of America Corp.^"
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	190,121
475,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco,
	LLCµ*
	5.750%, 05/15/26	496,601
	Credit Acceptance Corp.µ*
350,000	6.625%, 03/15/26	379,561
238,000	5.125%, 12/31/24	248,994
345,000	Donnelley Financial Solutions, Inc.
	8.250%, 10/15/24	359,873
320,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	328,082
439,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	455,704
205,000	HAT Holdings I, LLC / HAT
	Holdings II, LLCµ*
	5.250%, 07/15/24	215,996
1,190,000	HUB International, Ltd.*
	7.000%, 05/01/26	1,230,990
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
335,000	5.250%, 05/15/27µ	336,266
67,000	4.750%, 09/15/24^	68,670
525,000	ILFC E-Capital Trust II*"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	434,354
625,000	Iron Mountain, Inc.µ*
	5.250%, 03/15/28	654,191
	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
1,150,000	7.250%, 08/15/24	1,186,541
350,000	6.250%, 06/03/26µ	368,795
	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.µ*
325,000	5.250%, 10/01/25	335,746
63,000	4.250%, 02/01/27	62,941
270,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	279,017

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
640,000	LPL Holdings, Inc.*		302,000	Team Health Holdings, Inc.*^
	5.750%, 09/15/25	$669,123		6.375%, 02/01/25	$178,189
585,000	MetLife, Inc.µ			Tenet Healthcare Corp.
	6.400%, 12/15/66	733,572	625,000	6.250%, 02/01/27*^	662,563
473,000	Nationstar Mortgage, LLC /		390,000	4.625%, 07/15/24µ	400,682
	Nationstar Capital Corp.		375,000	6.875%, 11/15/31	387,696
	6.500%, 07/01/21	473,199	345,000	4.875%, 01/01/26µ*	356,447
	Navient Corp.^		440,000	Teva Pharmaceutical Finance
476,000	5.000%, 03/15/27	475,281		Company, BV^
285,000	6.750%, 06/25/25	311,891		2.950%, 12/18/22	425,099
290,000	NexBank Capital, Inc.*"&			Teva Pharmaceutical Finance
	6.375%, 09/30/27			Netherlands III, BV^
	3 mo. USD LIBOR + 4.59%	297,028	910,000	2.800%, 07/21/23	850,058
345,000	Radian Group, Inc.µ		520,000	6.000%, 04/15/24	530,361
	4.875%, 03/15/27	365,024	90,000	2.200%, 07/21/21	88,802
375,000	Simmons First National Corp."		665,000	West Street Merger Sub, Inc.*^
	5.000%, 04/01/28			6.375%, 09/01/25	657,738
	3 mo. USD LIBOR + 2.15%	391,005			12,631,831
	Springleaf Finance Corp.

465,000	6.875%, 03/15/25	527,370		Industrials (2.7%)
335,000	7.125%, 03/15/26	385,531	400,000	ACCO Brands Corp.*^
69,000	6.625%, 01/15/28µ	77,955
				5.250%, 12/15/24	416,570
345,000	Starwood Property Trust, Inc.^
				Albertsons Companies, Inc. /
	4.750%, 03/15/25	361,146
				Safeway, Inc. / New Albertsons,
180,000	Towne Bank"
				LP / Albertsons, LLC*
	4.500%, 07/30/27
			340,000	4.625%, 01/15/27^	344,872
	3 mo. USD LIBOR + 2.55%	179,238
			272,000	4.875%, 02/15/30	279,655
120,000	Tronox Finance, PLC*^
				Allison Transmission, Inc.*
	5.750%, 10/01/25	120,062
			425,000	4.750%, 10/01/27µ	442,572
	VICI Properties, LP / VICI Note
			70,000	5.875%, 06/01/29^	76,566
	Company, Inc.*
			140,000	American Airlines Group, Inc.*^
272,000	3.750%, 02/15/27	273,389
				5.000%, 06/01/22	145,695
152,000	4.625%, 12/01/29	159,068
			326,000	Arconic, Inc.^
136,000	4.125%, 08/15/30	138,200
				5.125%, 10/01/24	352,178

		17,667,465	700,000	ARD Finance, SA*
	Health Care (2.4%)			6.500%, 06/30/27
				7.250% PIK rate	724,301

634,000	Acadia Healthcare Company,			Avolon Holdings Funding, Ltd.µ*
	Inc.~		137,000	5.250%, 05/15/24	151,071
	6.500%, 03/01/24	654,605	135,000	2.875%, 02/15/25	136,149
770,000	Bausch Health Americas, Inc.*		350,000	Beacon Roofing Supply, Inc.*^
	8.500%, 01/31/27	871,205		4.875%, 11/01/25	348,591
	Centene Corp.*			Cascades Inc/Cascades USA,
276,000	4.250%, 12/15/27^	288,562		Inc.*
210,000	4.625%, 12/15/29µ	226,646	207,000	5.125%, 01/15/26^	214,672
	CHS/Community Health Systems,		138,000	5.375%, 01/15/28µ	142,882
	Inc.		470,000	Covanta Holding Corp.
1,210,000	8.125%, 06/30/24*	1,090,512		5.875%, 03/01/24	479,724
305,000	8.000%, 03/15/26*^	318,682	370,000	Delphi Technologies, PLC*
220,000	6.250%, 03/31/23	224,134		5.000%, 10/01/25	410,104
770,000	DaVita, Inc.^		145,000	EnerSysµ*
	5.125%, 07/15/24	787,926		4.375%, 12/15/27	145,191
	HCA, Inc.		570,000	Fly Leasing, Ltd.
1,335,000	5.375%, 02/01/25^	1,492,971		5.250%, 10/15/24	593,019
300,000	7.500%, 11/06/33	380,783	68,000	GFL Environmental, Inc.*
215,000	Hill-Rom Holdings, Inc.*^			5.125%, 12/15/26	70,325
	4.375%, 09/15/27	220,214		Golden Nugget, Inc.*
665,000	Magellan Health, Inc.µ		370,000	6.750%, 10/15/24	380,588
	4.900%, 09/22/24	693,814	285,000	8.750%, 10/01/25^	300,647
	Mallinckrodt International Finance,		140,000	Granite Holdings US Acquisition
	SA / Mallinckrodt CB, LLC*			Company*
465,000	5.625%, 10/15/23	183,828		11.000%, 10/01/27	146,830
205,000	4.875%, 04/15/20	166,715	175,000	Graphic Packaging International,
485,000	Par Pharmaceutical, Inc.*^			LLCµ*
	7.500%, 04/01/27	493,599		4.750%, 07/15/27	189,522

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
350,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	$369,822
505,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	528,813
350,000	Herc Holdings, Inc.*^
	5.500%, 07/15/27	365,951
	Hertz Corp.*
280,000	6.000%, 01/15/28^	282,731
175,000	7.625%, 06/01/22	181,448
350,000	Jeld-Wen, Inc.*^
	4.625%, 12/15/25	359,154
200,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	212,582
540,000	Meritor, Inc.
	6.250%, 02/15/24	553,900
170,000	Moog, Inc.µ*
	4.250%, 12/15/27	175,041
340,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	346,334
245,000	Navistar International Corp.*^
	6.625%, 11/01/25	257,174
272,000	Novelis Corp.*
	4.750%, 01/30/30	273,360
495,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	504,279
140,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	152,736
210,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	216,233
	Station Casinos, LLC*
336,000	5.000%, 10/01/25^	344,810
238,000	4.500%, 02/15/28	237,550
210,000	Tennant Company
	5.625%, 05/01/25	220,098
200,000	TransDigm UK Holdings, PLC
	6.875%, 05/15/26	213,989
	TransDigm, Inc.
355,000	6.250%, 03/15/26*^	383,844
205,000	7.500%, 03/15/27	224,618
	United Rentals North America,
	Inc.
275,000	4.875%, 01/15/28^	287,239
265,000	5.875%, 09/15/26	282,978
140,000	6.500%, 12/15/26µ	152,510
175,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	180,438
350,000	XPO Logistics, Inc.*^
	6.750%, 08/15/24	379,710
		14,179,066
	Information Technology (0.5%)
140,000	CDK Global, Inc.µ*
	5.250%, 05/15/29	150,691
315,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	301,260
635,000	Dell International, LLC / EMC
	Corp.µ*^
	6.020%, 06/15/26	742,048
138,000	Fair Isaac Corp.µ*
	4.000%, 06/15/28	140,667
420,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	365,799
PRINCIPAL
AMOUNT		VALUE
375,000	IQVIA, Inc.µ*
	5.000%, 05/15/27	$395,861
207,000	MTS Systems Corp.*
	5.750%, 08/15/27	218,588
187,000	PTC, Inc.*
	4.000%, 02/15/28	189,730
		2,504,644
	Materials (0.8%)
300,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	325,866
147,000	Allegheny Technologies, Inc.^
	5.875%, 12/01/27	150,140
200,000	ArcelorMittal, SAµ
	7.000%, 10/15/39	253,938
525,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	548,803
140,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	145,758
72,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	77,250
275,000	First Quantum Minerals, Ltd.*^
	7.250%, 04/01/23	273,710
	Freeport-McMoRan, Inc.
185,000	5.000%, 09/01/27^	192,257
130,000	5.450%, 03/15/43	132,624
255,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	261,754
215,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	225,373
210,000	Kaiser Aluminum Corp.*^
	4.625%, 03/01/28	214,356
70,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	76,512
325,000	New Gold, Inc.*
	6.375%, 05/15/25	306,758
69,000	Norbord, Inc.*^
	5.750%, 07/15/27	72,542
580,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	617,636
275,000	Silgan Holdings, Inc.µ*
	4.125%, 02/01/28	274,783
210,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	218,639
		4,368,699
	Real Estate (0.3%)
365,000	CBL & Associates, LP^
	5.250%, 12/01/23	220,761
350,000	Forestar Group, Inc.*
	8.000%, 04/15/24	381,969
570,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	601,627
345,000	Service Properties Trustµ
	4.350%, 10/01/24	363,621
		1,567,978
	Utilities (0.4%)
204,000	Calpine Corp.µ*
	4.500%, 02/15/28	202,460

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
70,000	NextEra Energy Operating
	Partners, LPµ*
	4.250%, 07/15/24	$73,080
150,000	NGPL PipeCo, LLC*^
	4.875%, 08/15/27	162,986
	NRG Energy, Inc.^
386,000	5.750%, 01/15/28	416,255
95,000	6.625%, 01/15/27	102,227
476,000	PPL Capital Funding, Inc.µ"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	465,816
	Talen Energy Supply, LLC*
135,000	10.500%, 01/15/26	120,095
70,000	7.250%, 05/15/27^	71,892
350,000	TerraForm Power Operating,
	LLC*^
	5.000%, 01/31/28	379,599
295,000	Vistra Energy Corp.*
	8.125%, 01/30/26	315,464
		2,309,874
	TOTAL CORPORATE BONDS
	(Cost $103,396,348)	102,248,820
CONVERTIBLE BONDS (95.7%)
	Communication Services (12.0%)
7,000,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	10,129,560
6,650,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	7,699,303
137,000	Intelsat, SA
	4.500%, 06/15/25	59,222
	Liberty Media Corp.
5,825,000	1.375%, 10/15/23	7,860,517
5,776,000	2.750%, 12/01/49*	6,031,126
3,400,000	2.250%, 09/30/46	1,968,736
1,700,000	2.250%, 12/01/48*	1,985,558
3,500,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	4,702,320
1,434,000	Live Nation Entertainment, Inc.*
	2.000%, 02/15/25	1,436,294
3,250,000	Sea, Ltd.*
	1.000%, 12/01/24	3,776,630
6,500,000	Snap, Inc.*
	0.750%, 08/01/26	7,264,692
3,450,000	Twitter, Inc.^
	0.250%, 06/15/24	3,390,350
6,600,000	Zynga, Inc.*
	0.250%, 06/01/24	6,782,028
		63,086,336
	Consumer Discretionary (15.4%)
13,500,000	Booking Holdings, Inc.µ^
	0.900%, 09/15/21	14,840,955
2,094,000	Chegg, Inc.µ*^
	0.125%, 03/15/25	2,248,726
	DISH Network Corp.
6,420,000	2.375%, 03/15/24~	5,916,576
5,500,000	3.375%, 08/15/26	5,359,255
	Etsy, Inc.
3,250,000	0.125%, 10/01/26*^	3,038,246
1,250,000	0.000%, 03/01/23	1,874,338
3,350,000	Guess, Inc.*
	2.000%, 04/15/24	3,636,860
PRINCIPAL
AMOUNT		VALUE
	Liberty Interactive, LLC
355,000	3.750%, 02/15/30	$248,736
345,230	4.000%, 11/15/29	243,637
5,000,000	NIO, Inc.*
	4.500%, 02/01/24	2,912,500
5,750,000	RH*
	0.000%, 09/15/24	6,697,226
11,000,000	Tesla, Inc.~
	2.000%, 05/15/24	24,219,305
6,750,000	Wayfair, Inc.*
	1.000%, 08/15/26	6,147,866
3,250,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	3,594,110
		80,978,336
	Energy (2.7%)
120,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	74,549
2,634,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	3,172,824
6,750,000	Nabors Industries, Inc.~
	0.750%, 01/15/24	4,712,580
4,631,000	Oil States International, Inc.
	1.500%, 02/15/23	3,809,646
9,600,000	SunEdison, Inc.@
	0.250%, 01/15/20	167,616
2,625,000	Transocean, Inc.^
	0.500%, 01/30/23	2,214,161
		14,151,376
	Financials (3.8%)
1,500,000	Blackstone Mortgage Trust, Inc.µ
	4.375%, 05/05/22	1,620,735
3,794,000	Hope Bancorp, Inc.
	2.000%, 05/15/38	3,560,574
6,000,000	JPMorgan Chase Bank, N.A.
	0.000%, 12/30/20	6,796,530
2,900,000	MGIC Investment Corp.*~
	9.000%, 04/01/63	3,941,158
350,000	Prospect Capital Corp.^
	4.950%, 07/15/22	362,971
3,400,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,571,360
		19,853,328
	Health Care (15.3%)
8,150,000	BioMarin Pharmaceutical, Inc.µ^
	1.500%, 10/15/20	8,709,090
2,500,000	CONMED Corp.µ*
	2.625%, 02/01/24	3,215,363
3,000,000	DexCom, Inc.
	0.750%, 12/01/23	4,770,120
6,000,000	Exact Sciences Corp.^
	0.375%, 03/15/27	6,777,900
2,400,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	2,440,032
4,500,000	Illumina, Inc.^
	0.500%, 06/15/21	5,637,353
1,500,000	Insmed, Inc.
	1.750%, 01/15/25	1,408,028
12,250,000	Insulet Corp.*~
	0.375%, 09/01/26	13,764,406
6,000,000	Invitae Corp.*
	2.000%, 09/01/24	5,977,950
2,924,000	Ionis Pharmaceuticals, Inc.*
	0.125%, 12/15/24	2,933,181

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,395,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	$3,473,013
4,550,000	NuVasive, Inc.
	2.250%, 03/15/21	6,004,680
5,741,000	Repligen Corp.
	0.375%, 07/15/24	6,436,522
1,500,000	Sarepta Therapeutics, Inc.
	1.500%, 11/15/24	2,665,125
3,400,000	Tabula Rasa HealthCare, Inc.*^
	1.750%, 02/15/26	3,780,222
1,160,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	2,366,238
		80,359,223
	Industrials (2.4%)
3,500,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	3,332,052
3,300,000	Atlas Air Worldwide Holdings, Inc.
	1.875%, 06/01/24	2,749,593
2,500,000	Chart Industries, Inc.µ*
	1.000%, 11/15/24	3,178,438
2,625,000	FTI Consulting, Inc.~
	2.000%, 08/15/23	3,461,627
		12,721,710
	Information Technology (41.8%)
5,650,000	8x8, Inc.*
	0.500%, 02/01/24	5,705,794
1,345,000	Advanced Micro Devices, Inc.µ
	2.125%, 09/01/26	7,952,218
6,265,000	Akamai Technologies, Inc.µ^
	0.125%, 05/01/25	7,226,897
	Alteryx, Inc.*
3,611,000	0.500%, 08/01/24	3,870,848
3,250,000	1.000%, 08/01/26	3,505,889
7,250,000	Coupa Software, Inc.µ*^
	0.125%, 06/15/25	9,117,056
3,250,000	CyberArk Software, Ltd.µ*
	0.000%, 11/15/24	3,633,273
3,450,000	DocuSign, Inc.
	0.500%, 09/15/23	4,440,547
5,000,000	Envestnet, Inc.
	1.750%, 06/01/23	6,449,425
3,250,000	Everbridge, Inc.*
	0.125%, 12/15/24	3,455,351
5,000,000	Guidewire Software, Inc.
	1.250%, 03/15/25	5,956,250
5,550,000	II-VI, Inc.
	0.250%, 09/01/22	5,679,482
7,175,000	Inphi Corp.
	0.750%, 09/01/21	10,366,906
6,250,000	Lumentum Holdings, Inc.*^
	0.500%, 12/15/26	6,604,812
12,000,000	Microchip Technology, Inc.~
	1.625%, 02/15/27	16,004,640
3,250,000	MongoDB, Inc.*
	0.250%, 01/15/26	3,509,334
6,500,000	Okta, Inc.*
	0.125%, 09/01/25	6,594,803
	ON Semiconductor Corp.
6,010,000	1.000%, 12/01/20~	7,884,789
3,500,000	1.625%, 10/15/23^	4,671,083
14,250,000	Palo Alto Networks, Inc.^
	0.750%, 07/01/23	15,842,936
12,250,000	Proofpoint, Inc.*~
	0.250%, 08/15/24	13,031,366
PRINCIPAL
AMOUNT		VALUE
3,250,000	Q2 Holdings, Inc.*^
	0.750%, 06/01/26	$3,919,646
1,992,000	Rapid7, Inc.
	1.250%, 08/01/23	3,085,488
2,600,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	3,129,113
13,725,000	Splunk, Inc.~
	0.500%, 09/15/23	16,802,076
8,150,000	Square, Inc.^
	0.500%, 05/15/23	9,836,602
1,750,000	Twilio, Inc.
	0.250%, 06/01/23	3,205,799
3,500,000	Viavi Solutions, Inc.
	1.750%, 06/01/23	4,214,525
5,250,000	Wix.com, Ltd.^
	0.000%, 07/01/23	6,516,668
8,500,000	Workday, Inc.
	0.250%, 10/01/22	11,642,747
3,750,000	Zendesk, Inc.
	0.250%, 03/15/23	5,591,644
		219,448,007
	Real Estate (1.5%)
2,750,000	Extra Space Storage, LP*
	3.125%, 10/01/35	3,354,766
3,250,000	IH Merger Sub, LLC
	3.500%, 01/15/22	4,551,040
		7,905,806
	Utilities (0.8%)
3,500,000	NRG Energy, Inc.
	2.750%, 06/01/48	3,853,798
	TOTAL CONVERTIBLE BONDS
	(Cost $491,754,865)	502,357,920

BANK LOANS (2.6%)

	Communication Services (0.7%)
246,851	Charter Communications
	Operating, LLC"
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	248,510
349,125	Clear Channel Outdoor Holdings,
	Inc.!
	0.000%, 08/21/26	351,035
224,438	CommScope, Inc."
	4.895%, 04/06/26
	1 mo. LIBOR + 3.25%	224,671
149,625	CSC Holdings, LLC"
	4.176%, 04/15/27
	1 mo. LIBOR + 2.50%	150,467
224,438	Cumulus Media New Holdings,
	Inc."
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	226,537
363,138	Frontier Communications Corp."
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75%	367,323
500,918	iHeartCommunications, Inc."
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	502,232
275,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	275,000
645,600	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	653,786

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
298,329	Intelsat Jackson Holdings, SA"
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	$302,058
325,000	Terrier Media Buyer, Inc."
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	328,169
		3,629,788
	Consumer Discretionary (0.4%)
263,652	Michaels Stores, Inc."
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	255,281
954,468	PetSmart, Inc."
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	953,638
508,722	Staples, Inc."
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	500,921
584,545	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	585,460
		2,295,300
	Energy (0.2%)
200,000	Buckeye Partners, LP"
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	202,042
200,000	Epic Crude Services, LP"
	7.040%, 03/02/26
	6 mo. LIBOR + 5.00%	194,500
359,545	McDermott Technology Americas,
	Inc."
	6.945%, 05/09/25
	3 mo. LIBOR + 5.00%	225,165
84,830	McDermott Technology Americas,
	Inc."
	7.484%, 10/21/21
	3 mo. LIBOR + 10.00%	92,252
312,500	Par Pacific Holdings, Inc."
	8.600%, 01/12/26
	3 mo. LIBOR + 6.75%	314,844
		1,028,803
	Financials (0.1%)
625,000	Connect Finco Sarl!
	0.000%, 12/11/26	629,931
182,321	GLP Financing, LLC"
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	182,094
		812,025
	Health Care (0.6%)
689,338	Amneal Pharmaceuticals, LLC"
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	633,619
593,333	Bausch Health Cos., Inc."
	4.670%, 06/02/25
	1 mo. LIBOR + 3.00%	596,486
212,500	Bausch Health Cos., Inc."
	4.420%, 11/27/25
	1 mo. LIBOR + 2.75%	213,504
457,644	Gentiva Health Services, Inc."
	5.069%, 07/02/25
	3 mo. LIBOR + 3.25%	459,933
PRINCIPAL
AMOUNT		VALUE
303,186	Mallinckrodt International Finance,
	SA"
	4.695%, 09/24/24
	3 mo. LIBOR + 2.75%	$254,790
337,750	Ortho Clinical Diagnostics, SA"
	5.013%, 06/30/25
	1 mo. LIBOR + 3.25%	334,794
638,180	Team Health Holdings, Inc."
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	513,435
		3,006,561
	Industrials (0.4%)
140,000	Allsup's Convenience Stores,
	Inc."
	7.910%, 11/18/24
	1 mo. LIBOR + 6.25%	140,700
497,500	Berry Global, Inc."
	3.781%, 07/01/26
	1 mo. LIBOR + 2.00%	500,298
285,000	Dun & Bradstreet Corp."
	6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	287,031
209,475	Granite Holdings US Acquisition
	Co."
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	209,737
357,266	Navistar International Corp."
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	358,784
219,331	RegionalCare Hospital Partners
	Holdings, Inc."
	5.395%, 11/17/25
	1 mo. LIBOR + 3.75%	220,739
450,000	Scientific Games International,
	Inc.!
	0.000%, 08/14/24	449,438
69,470	TransDigm, Inc."
	4.145%, 06/09/23
	1 mo. LIBOR + 2.50%	69,513
		2,236,240
	Information Technology (0.2%)
326,700	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	322,415
335,000	Camelot U.S. Acquisition 1 Co."
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	337,303
341,139	VFH Parent, LLC"
	5.263%, 03/01/26
	1 mo. LIBOR + 3.50%	342,847
		1,002,565
	TOTAL BANK LOANS
	(Cost $14,234,008)	14,011,282
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (22.9%)
	Consumer Staples (0.6%)
31,645	Energizer Holdings, Inc.
	7.500%, 01/15/22	3,146,779

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Energy (0.3%)
	NuStar Energy, LP"
26,860	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	$663,442
15,000	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	340,950
12,000	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	317,640
		1,322,032
	Financials (5.8%)
104,000	AMG Capital Trust II~
	5.150%, 10/15/37	4,953,208
28,700	Assurant, Inc.µ
	6.500%, 03/15/21	3,687,950
4,000	Bank of America Corp.""
	7.250%	6,290,800
10,190	Wells Fargo & Company~""
	7.500%	15,749,256
		30,681,214
	Health Care (2.5%)
103,500	Becton Dickinson and Companyµ
	6.125%, 05/01/20	6,784,425
5,275	Danaher Corp.µ
	4.750%, 04/15/22	6,441,514
		13,225,939
	Industrials (3.1%)
9,615	Fortive Corp.~
	5.000%, 07/01/21	9,265,014
65,335	Stanley Black & Decker, Inc.
	5.250%, 11/15/22	6,859,522
		16,124,536
	Information Technology (2.7%)
12,200	Broadcom, Inc.µ
	8.000%, 09/30/22	14,012,920
	Real Estate (1.5%)
5,900	Crown Castle International Corp.µ
	6.875%, 08/01/20	7,851,956
	Utilities (6.4%)
120,985	American Electric Power
	Company, Inc.µ
	6.125%, 03/15/22	7,017,130
61,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)µ**§
	4.516%, 09/15/29	3,698,643
44,190	Dominion Energy, Inc.
	7.250%, 06/01/22	4,848,969
60,680	DTE Energy Company
	6.250%, 11/01/22	3,111,064
123,080	NextEra Energy, Inc.
	4.872%, 09/01/22	6,723,860
	Sempra Energy
34,400	6.750%, 07/15/21	4,301,376
NUMBER OF
SHARES		VALUE
31,500	6.000%, 01/15/21	$ 3,988,215
		33,689,257
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $114,499,040)	120,054,633

COMMON STOCKS (3.2%)

	Communication Services (0.0%)
1,943	Cumulus Media, Inc. - Class A#	27,202
	Energy (0.4%)
525	Chevron Corp.	56,249
16,600	Energy Transfer, LP	208,994
19,925	Enterprise Products Partners, LP	513,467
3,850	GasLog, Ltd.	24,948
5,025	Magellan Midstream Partners, LP	308,434
1,960	Schlumberger, Ltd.	65,680
328,423	Southwestern Energy Company^#	515,624
7,365	Targa Resources Corp.^	268,822
4,325	Weatherford International, PLC^#	123,263
2,400	Williams Companies, Inc.	49,656
		2,135,137
	Health Care (2.8%)
78,079	Allergan, PLC	14,572,664
	TOTAL COMMON STOCKS
	(Cost $31,506,290)	16,735,003

EXCHANGE-TRADED FUND (0.2%)

	Other (0.2%)
9,766	SPDR Bloomberg Barclays High
	Yield Bond ETF
	(Cost $1,092,034)	1,064,885
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.7%) #
	Consumer Discretionary (0.3%)
300	Alibaba Group Holding, Ltd.
6,197,700	Call, 06/19/20, Strike $220.00	316,500
33	Amazon.com, Inc.
6,628,776	Call, 01/15/21, Strike $1,900.00	924,660
	Tesla, Inc.
135
8,782,695	Put, 03/20/20, Strike $450.00	42,863
90
5,855,130	Put, 03/20/20, Strike $500.00	58,500
		1,342,523
	Financials (0.0%)
2,450	Wells Fargo & Company
11,500,300	Call, 01/15/21, Strike $55.00	224,175

Information Technology (0.4%)

125	Lam Research Corp.
3,727,625	Call, 01/15/21, Strike $300.00	476,562
1,165	Micron Technology, Inc.
6,184,985	Call, 06/19/20, Strike $57.50	442,700

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
320	Servicenow, Inc.
10,823,360	Call, 08/21/20, Strike $340.00	$1,104,000
		2,023,262
	TOTAL PURCHASED OPTIONS
	(Cost $4,764,743)	3,589,960
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (3.4%)
8,904,636	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	8,909,088
8,881,793	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	8,881,793
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $17,790,597)	17,790,881
TOTAL INVESTMENTS (148.2%)
(Cost $779,037,925)		777,853,384
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.2%)		(64,000,000)
LIABILITIES, LESS OTHER ASSETS¡ (-36.0%)		(188,954,958)
NET ASSETS (100.0%)		$524,898,426
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
WRITTEN OPTION (-0.2%) #
	Consumer Discretionary (-0.2%)
120	Tesla, Inc.
7,806,840	Call, 03/20/20, Strike $600.00
	(Premium $330,981)	(937,200)

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

&Illiquid security.

!This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

""Perpetual maturity.

**Step coupon security. Coupon changes periodically based

upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2020.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

¡As of January 31, 2020, the value of unfunded loan commitments was $57,658 for the Fund. See Notes to Schedule of Investments.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $101,536,998.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

@In default status and considered non-income producing.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $24,032,734.

See accompanying Notes to Schedule of Investments

3/2/2020 10:35 AM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the "Fund") was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund's investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or "junk") bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as "income-producing securities"). Under normal circumstances, at least 80% of the Fund's managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund's managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody's or below B- by Standard & Poor's. As such, the Fund's portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows*:

Cost basis of investments	$763,202,732
Gross unrealized appreciation	52,407,778
Gross unrealized depreciation	(38,694,326)
Net unrealized appreciation (depreciation)	$13,713,452

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" with the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.